Document and Entity Information	9 Months Ended
Sep. 23, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 23, 2012
Trading Symbol	CHUY
Entity Registrant Name	CHUY'S HOLDINGS, INC.
Entity Central Index Key	0001524931
Entity Filer Category	Non-accelerated Filer